Cost of goods sold and services provided (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventories at the beginning of the year	$ (3,001)	$ (29,200)	$ 24,625
Purchases and expenses	12,631	2,278	141,883
Capitalized finance costs	0	0	30
Currency translation adjustments	(157)	(9,485)	20,350
Transfers	0	(502)	495
Deconsolidation cogs	0	(7,727)	(382)
Incorporated by business combination	0	0	651
Inventories at the end of the year	(3,359)	(3,001)	(29,200)
Total costs	$ 12,116	$ 10,763	$ 158,452